Parent Company (Details2) (USD $) In Millions	1 Months Ended	12 Months Ended
	Oct. 28, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income		$ 17,370	$ 11,728	$ 5,605
Other, net		(6,234)	(6,167)	12,212
Net cash provided by operating activities		(3,752)	122,797	23,930
Investing activities
Net change in: Deposits with banking subsidiaries		41,625	74,829	(118,929)
Available-for-sale securities: Purchases		179,487	346,372	248,599
Available-for-sale securities: Proceeds from sales and maturities		92,740	87,712	44,414
Loans, net		(3,645)	(51,251)	59,123
Net cash provided by/(used in) investing activities		54,002	29,355	(283,671)
Financing activities
Net change in other borrowed funds		(6,869)	(67,198)	9,219
Proceeds from the issuance of long-term debt		55,181	51,324	72,407
Repayments of long-term debt		99,043	68,441	65,344
Proceeds from issuance of common stock			5,756	11,500
Excess tax benefits related to stock-based compensation		26	17	148
Proceeds from issuance of preferred stock and Warrant to the U.S. Treasury				25,000
Proceeds from issuance of other preferred stock	2,500			7,746
Redemption of preferred stock issued to the U.S. Treasury			25,000
Redemption of other preferred stock		352
Treasury stock purchased		2,999
Dividends paid		1,486	3,422	5,911
All other financing activities, net		(1,666)	(2,124)	(292)
Net cash (used in)/provided by financing activities		(49,217)	(153,079)	246,999
Net increase/(decrease) in cash and due from banks		1,361	(689)	(13,249)
Cash and due from banks at the beginning of the year		26,206	26,895	40,144
Cash and due from banks at the end of the year		27,567	26,206	26,895
Cash interest paid		12,404	16,875	37,267
Cash income taxes paid, net		9,747	5,434	2,280
Subsidiaries [Member]
Operating activities
Net income		20,016	13,675	7,927
JPMorgan Chase & Co. [Member]
Operating activities
Net income		(2,646)	(1,947)	(2,322)
Cash dividends from subsidiaries		17,432	16,054	4,648
Other, net		1,685	1,852	1,920
Net cash provided by operating activities		16,471	15,959	4,246
Investing activities
Net change in: Deposits with banking subsidiaries		7,692	(27,342)	(7,579)
Available-for-sale securities: Purchases		(1,387)	(1,454)	(1,475)
Available-for-sale securities: Proceeds from sales and maturities		745	522	0
Loans, net		(90)	209	(102)
Advances to subsidiaries, net		8,051	28,808	(82,725)
Investments (at equity) in subsidiaries, net		(871)	(6,582)	(26,212)
Net cash provided by/(used in) investing activities		14,140	(5,839)	(118,093)
Financing activities
Net change in borrowings from subsidiaries		(2,039)	(4,935)	20,529
Net change in other borrowed funds		(11,843)	1,894	(12,880)
Proceeds from the issuance of long-term debt		21,610	32,304	50,013
Proceeds from the assumption of subsidiaries long-term debt		0	15,264	39,778
Repayments of long-term debt		(32,893)	(31,964)	(22,972)
Proceeds from issuance of common stock		0	5,756	11,500
Excess tax benefits related to stock-based compensation		26	17	148
Proceeds from issuance of preferred stock and Warrant to the U.S. Treasury		0	0	25,000
Proceeds from issuance of other preferred stock		0	0	8,098
Redemption of preferred stock issued to the U.S. Treasury		0	(25,000)	0
Redemption of other preferred stock		(352)	0	0
Treasury stock purchased		(2,999)	0	0
Dividends paid		(1,486)	(3,422)	(5,911)
All other financing activities, net		(641)	33	469
Net cash (used in)/provided by financing activities		(30,617)	(10,053)	113,772
Net increase/(decrease) in cash and due from banks		(6)	67	(75)
Cash and due from banks at the beginning of the year		102	35	110
Cash and due from banks at the end of the year		96	102	35
Cash interest paid		5,090	5,629	7,485
Cash income taxes paid, net		$ 7,001	$ 3,124	$ 156